Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Calculation Of Basic And Diluted Earnings Per Share
The calculation of basic and diluted earnings per share is shown below for the years ended December 31, (in millions, except per share data):

	2011	2010	2009
Numerator for basic and diluted earnings per share:
Income from continuing operations	$134.6	$288.2	$285.8
(Loss) income from discontinued operations	(9.4)	4.6	(0.3)
Net income	$125.2	$292.8	$285.5
Dividends and equivalents for share-based awards expected to be forfeited	0.1	0.1	0.2
Net income for basic earnings per share	$125.3	$292.9	$285.7
Effect of Preferred Securities (1)	—	—	—
Net income for diluted earnings per share	$125.3	$292.9	$285.7
Denominator for basic and diluted earnings per share:
Weighted-average shares outstanding	290.5	279.3	277.7
Share-based payment awards classified as participating securities	3.1	3.1	3.1
Denominator for basic earnings per share	293.6	282.4	280.8
Dilutive securities (2)	2.4	2.5	1.1
Convertible Notes (3)	0.2	13.1	9.0
Warrants (4)	—	7.4	3.5
Preferred Securities (1)	—	—	—
Denominator for diluted earnings per share	296.2	305.4	294.4
Basic earnings per share:
Income from continuing operations	$0.46	$1.02	$1.02
(Loss) income from discontinued operations	(0.03)	0.02	—
Net income	$0.43	$1.04	$1.02
Diluted earnings per share:
Income from continuing operations	$0.45	$0.94	$0.97
(Loss) income from discontinued operations	(0.03)	0.02	—
Net income	$0.42	$0.96	$0.97